Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (997,408)	$ (1,230,320)	$ (2,921,325)	$ (5,393,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	46,004	550	1,378	51,592
Amortization of right-of-use asset	15,221	5,699	14,523	57,762
Amortization of debt discount and issuance costs	131,451			77,071
Share-based compensation	129,567	80,706	355,334	498,450
Change in operating assets and liabilities:
Accounts receivable	(15,684)	(10,207)		(55,063)
Other Receivables – Funds Held in Trust	(1,241,950)
Inventories	(9,485)	(680,550)	(97,636)	(915,163)
Prepaid expenses and other current assets	58,545	274,399	(539,592)	471,686
Deferred offering cost	(229,531)	(100,097)	(297,437)	(591,752)
Deposits	(1)	(19,525)	(3,178)	(13,625)
Accounts payable	(292,202)	549,262	436,011	2,146,678
Accrued expenses and other current liabilities	212,184	(103,340)	116,825	161,263
Operating lease liability	(15,221)	(5,699)	(14,523)	(57,762)
Net cash used in operating activities	(2,208,510)	(1,239,122)	(2,949,620)	(3,561,959)
Cash flows from (used in) investing activities:
Purchases of property and equipment	(1,121)	(144,358)	(11,024)	(281,156)
Purchases of intangibles			(193,668)
Purchases of construction-in-progress			(452,405)
Asset acquisition of TruMed		(114,000)		(114,000)
Cash used in investing activities	(1,121)	(258,358)	(657,097)	(395,156)
Cash flows from financing activities:
Proceeds from loans issued				1,230,200
Repayments of loans payable	(653,728)			(504,529)
Proceeds from convertible debentures	1,881,765
Issuance of 1,003,012 Common Shares, net of issuance costs of $138,256			1,478,582
Issuance of 1,001,242 Units, net of issuance costs of $62,155			2,719,438
Issuance of 196,400 Common Shares, net of issuance costs of $7,565		974,435		974,435
Issuance of Common Shares, net of issuance costs		890,430		890,430
Issuance of 162,600 Common Shares, net of issuance costs of $4,547				808,453
Issuance of Preferred Shares	961,545
Net cash provided by financing activities	2,189,582	1,864,865	4,198,020	3,398,989
Effect of foreign currency exchange rate changes on cash	12,858	319	(32,145)	63,833
Net change in cash	(7,191)	367,704	559,158	(494,293)
Cash, beginning of period	64,865	559,158		559,158
Cash, end of period	57,674	926,862	559,158	64,865
Supplemental disclosures of cash flow information:
Interest	149,885			77,974
State income taxes
Supplemental disclosures of noncash financing activities:
Acquisition of plant, property, and equipment in exchange for prepaid expenses				60,000
Transfers from construction-in-progress to plant, property, and equipment				452,405
Financing of insurance premiums				225,000
Issuance of notes payable in exchange for acquisition of TruMed		$ 70,000		70,000
Issuance of 2,800,000 Common Shares as part of the Plan of Merger (Note 1)			359,505
Right-of-use asset acquired through operating lease			$ 172,974	$ 109,365